Mar. 31, 2025
Allspring Index Fund | (Allspring U.S. Equity Funds - Classes A, C, Administrator)
Investment Objective
The Fund seeks to replicate the total return of the S&P 500 Index, before fees and expenses.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 24 and 25 of the Prospectus and “Additional Purchase and Redemption Information” on page 86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 44 for further information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	A	C	Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	Administrator
Management Fees	0.14%	0.14%	0.14%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%
Other Expenses	0.49%	0.49%	0.27%
Total Annual Fund Operating Expenses	0.63%	1.38%	0.41%
Fee Waivers	(0.19)%	(0.19)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.44%	1.19%	0.25%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.44% for Class A, 1.19% for Class C and 0.25% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming you sold your shares, you would pay:

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$617	$747	$888	$1,299
Class C	$221	$418	$737	$1,641
Administrator Class	$26	$115	$214	$502
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$121	$418	$737	$1,641

Assuming you held your shares, you would pay:

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$617	$747	$888	$1,299
Class C	$221	$418	$737	$1,641
Administrator Class	$26	$115	$214	$502
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$121	$418	$737	$1,641

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks comprising the S&P 500 Index.

We invest in substantially all of the common stocks comprising the S&P 500 Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund’s investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500 Index and adjust the Fund’s securities holdings as necessary to seek the correlation. We may use futures contracts in order to equitize cash.

A precise duplication of the performance of the S&P 500 Index would mean that the net asset value (“NAV”) of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund’s portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Highest Quarter: June 30, 2020	+20.34%
Lowest Quarter: March 31, 2020	-19.85%
Year-to-date total return as of June 30, 2025 is +5.99%

Highest Quarter: June 30, 2020	+20.34%
Lowest Quarter: March 31, 2020	-19.85%
Year-to-date total return as of June 30, 2025 is +5.99%

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/4/1998	17.31%	12.61%	11.90%
Class A (after taxes on distributions)	11/4/1998	14.96%	10.10%	8.37%
Class A (after taxes on distributions and the sale of Fund Shares)	11/4/1998	11.71%	9.55%	8.56%
Class C (before taxes)	4/30/1999	22.51%	13.13%	11.90%
Administrator Class (before taxes)	2/14/1985	24.69%	14.17%	12.79%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.